Consolidated Statements of Redeemable Convertible Preferred stock and Stockholders Deficit - USD ($)	Total	Redeemable Convertible Preferred Stock Series A [Member]	Common Stock	Series B, Preferred Share	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2018			66,714,970
Balance, amount at Dec. 31, 2018	$ (556,539)	$ 0	$ 66,715	$ 0	$ 10,426,245	$ (11,049,499)
Stock-based compensation, shares			150,000
Stock-based compensation, amount	51,211	$ 0	$ 150	$ 0	51,061	0
Common stock issued for cash, shares			4,000,000
Common stock issued for cash, amount	135,000	$ 0	$ 4,000	$ 0	131,000	0
Common stock issued in connection with debenture issuance, shares			100,000
Common stock issued in connection with debenture issuance, amount	5,000	$ 0	$ 100	$ 0	4,900	0
Common stock issued for debenture conversion, including related fees, shares			300,000
Common stock issued for debenture conversion, including related fees, amount	7,165	$ 0	$ 300	$ 0	6,865	0
Series A preferred stock issued for cash, net of costs and discounts, shares		202,600
Series A preferred stock issued for cash, net of costs and discounts, amount	0	$ 23,400	$ 0	$ 0	0	0
Accrued dividends and accretion of conversion feature on Series A preferred stock	(46,620)	46,620	0	0	0	(46,620)
Deemed dividends related to conversion feature of Series A preferred stock	(55,468)	$ 0	$ 0	$ 0	0	(55,468)
Common stock issued for Series A preferred stock conversions, shares		(42,000)	2,977,226
Common stock issued for Series A preferred stock conversions, amount	80,122	$ (38,093)	$ 2,977	$ 0	77,145	0
Net loss	(479,073)	$ 0	$ 0	$ 0	0	(479,073)
Balance, shares at Dec. 31, 2019		160,600	74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	$ 31,927	$ 74,242	$ 0	10,697,216	(11,630,660)
Common stock issued for cash, amount	$ 67,072	0	26,829	0	40,243	0
Common stock issued for debenture conversion, including related fees, shares	931,278,827
Common stock issued for debenture conversion, including related fees, amount	$ 1,894,563	0	659,022	0	1,235,541	0
Net loss	(2,639,472)	$ 0	$ 0	$ 0	0	(2,639,472)
Shares of Series A preferred stock for cash, net of costs and discounts, shares		333,850
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(262,888)	$ 0	$ 0	$ 1,000	276,543	0
Conversion of Series A preferred shares to common stock, shares		(308,000)	272,256,929
Accrued dividends on Series A preferred stock	(79,420)	$ 79,420	$ 0	$ 0	0	(79,420)
Shares of common stock issued for cash, shares			44,803,645
Shares of common stock issued for cash, amount	202,973	$ 0	$ 44,804	$ 0	158,169	0
Shares of common stock issued for conversion of convertible note, including fees, shares			659,021,898
Stock-based compensation	14,906	$ 0	$ 0	$ 0	14,906	0
Cashless exercise of warrants, shares			105,038,690
Cashless exercise of warrants, amount	0	$ 0	$ 2,000	$ 0	12,800	0
Increase in fair value of warrants	0	$ 0	$ 0	$ 0	370,726	(370,726)
Issuance of common stock for conversion of payables, shares			26,828,800
Issuance of common stock for commitment fee on equity line, shares			8,000,000
Issuance of common stock for commitment fee on equity line, amount	0	$ 0	$ 8,000	$ 0	(8,000)	0
Balance, shares at Dec. 31, 2020		186,450	1,192,192,158	1,000,000
Balance, amount at Dec. 31, 2020	$ (923,017)	$ 51,907	$ 1,192,192	$ 1,000	$ 13,068,978	$ (15,185,187)